Hennessy Equity and Income Fund
Schedule of Investments
January 31, 2023 (Unaudited)

	Number of
	Shares/Par		% of
	Amount	Value	Net Assets
COMMON STOCKS - 64.00%
Communication Services - 4.48%
Alphabet, Inc., Class C (a)	28,165	$2,812,838	3.23%
Verizon Communications, Inc.	26,254	1,091,379	1.25%
		3,904,217	4.48%
Consumer Discretionary - 11.23%
CarMax, Inc. (a)	14,585	1,027,513	1.18%
Lowe’s Companies, Inc.	5,949	1,238,879	1.42%
O’Reilly Automotive, Inc. (a)	3,702	2,933,280	3.37%
Starbucks Corp.	21,431	2,338,980	2.68%
The Home Depot, Inc.	6,943	2,250,712	2.58%
		9,789,364	11.23%
Consumer Staples - 6.14%
Altria Group, Inc.	41,759	1,880,825	2.16%
Church & Dwight Co., Inc.	19,368	1,566,097	1.80%
Nestlé S.A. - ADR (b)	15,565	1,902,276	2.18%
		5,349,198	6.14%
Energy - 0.18%
Enbridge, Inc. (b)	925	37,897	0.04%
Kinder Morgan, Inc.	2,200	40,260	0.05%
Targa Resources Corp.	550	41,261	0.05%
The Williams Companies, Inc.	1,225	39,494	0.04%
		158,912	0.18%
Financials - 13.41%
Berkshire Hathaway, Inc., Class B (a)	12,734	3,966,896	4.55%
BlackRock, Inc.	3,848	2,921,440	3.35%
The Charles Schwab Corp.	34,145	2,643,506	3.04%
The Progressive Corp.	15,769	2,150,103	2.47%
		11,681,945	13.41%
Health Care - 3.30%
Johnson & Johnson	9,613	1,570,957	1.80%
Pfizer, Inc.	29,533	1,304,177	1.50%
		2,875,134	3.30%
Industrials - 6.02%
FedEx Corp.	8,245	1,598,376	1.83%
Norfolk Southern Corp.	8,242	2,025,966	2.33%
Old Dominion Freight Line, Inc.	4,871	1,623,212	1.86%
		5,247,554	6.02%
Information Technology - 12.88%
Apple, Inc.	24,351	3,513,606	4.03%
Cisco Systems, Inc.	27,257	1,326,598	1.52%
Fiserv, Inc. (a)	16,867	1,799,371	2.07%
Texas Instruments, Inc.	12,510	2,216,897	2.54%
Visa, Inc., Class A	10,303	2,371,854	2.72%
		11,228,326	12.88%
Materials - 6.36%
Air Products and Chemicals, Inc.	6,009	1,925,945	2.21%
Martin Marietta Materials, Inc.	6,038	2,171,506	2.49%
NewMarket Corp.	4,190	1,443,497	1.66%
		5,540,948	6.36%
Total Common Stocks (Cost $32,863,650)		55,775,598	64.00%

PREFERRED STOCKS - 2.04%
Communication Services - 0.07%
AT&T, Inc.
Series A, 5.000%, Perpetual	860	19,066	0.02%
Series C, 4.750%, Perpetual	1,935	40,596	0.05%
		59,662	0.07%
Consumer Discretionary - 0.03%
Ford Motor Co.
6.000%, 12/01/2059	515	12,751	0.01%
6.200%, 06/01/2059	613	15,252	0.02%
		28,003	0.03%
Consumer Staples - 0.04%
CHS, Inc., Series 3, 6.750% to 09/30/2024 then 3 Month LIBOR USD + 4.155%, Perpetual (c)	355	8,989	0.01%
CHS, Inc., Series 4, 7.500% Perpetual	940	24,233	0.03%
		33,222	0.04%
Financials - 1.90%
AEGON Funding Co. LLC, 5.100%, 12/15/2049	1,175	26,614	0.03%
American International Group, Inc., Series A, 5.850%, Perpetual	1,635	41,464	0.05%
Arch Capital Group Ltd.
Series F, 5.450%, Perpetual (b)	401	9,668	0.01%
Series G, 4.550%, Perpetual (b)	1,010	20,190	0.02%
Axis Capital Holdings Ltd., Series E, 5.500%, Perpetual (b)	1,005	23,306	0.03%
Bank of America Corp.
Series KK, 5.375%, Perpetual	815	19,674	0.02%
Series LL, 5.000%, Perpetual	1,420	32,490	0.04%
Series QQ, 4.250%, Perpetual	1,575	30,476	0.03%
Bank of Hawaii Corp., Series A, 4.375%, Perpetual	1,160	21,982	0.03%
Bank OZK, Series A, 4.625%, Perpetual	1,495	28,031	0.03%
Cadence Bank, Series A, 5.500%, Perpetual	715	16,202	0.02%
Capital One Financial Corp.
Series J, 4.800%, Perpetual	2,060	42,848	0.05%
Series I, 5.000%, Perpetual	1,900	41,591	0.05%
Carlyle Finance LLC, 4.625%, 05/15/2061	995	19,184	0.02%
Citigroup, Inc., Series K, 6.875% to 11/15/2023 then 3 Month LIBOR USD + 4.130%, Perpetual (c)	780	19,890	0.02%
Citizens Financial Group, Inc.
Series E, 5.000%, Perpetual	550	12,182	0.01%
Series D, 6.350% to 04/06/2024 then 3 Month LIBOR USD + 3.642%, Perpetual (c)	1,180	30,055	0.03%
ConnectOne Bancorp, Inc., Series A, 5.250% to 09/01/2026 then 5 Year CMT Rate + 4.420%, Perpetual (c)	625	13,500	0.02%
Cullen/Frost Bankers, Inc., Series B, 4.450%, Perpetual	860	17,234	0.02%
Equitable Holdings, Inc., Series A, 5.250%, Perpetual	1,270	28,727	0.03%
Federal Agricultural Mortgage Corp., Series F, 5.250%, Perpetual	585	13,262	0.02%
Fifth Third Bancorp, Series K, 4.950%, Perpetual	1,580	37,430	0.04%
First Citizens BancShares, Inc., Series A, 5.375%, Perpetual	1,695	37,120	0.04%
First Horizon Corp.
Series D, 6.100% to 05/01/2024 then 3 Month LIBOR USD + 3.859%, Perpetual (c)	530	13,065	0.01%
Series B, 6.625% to 08/01/2025 then 3 Month LIBOR USD + 4.262%, Perpetual (c)	700	17,535	0.02%
First Republic Bank, Series N, 4.500%, Perpetual	1,625	32,256	0.04%
Hartford Financial Services Group, Inc., Series G, 6.000%, Perpetual	1,605	41,329	0.05%
Huntington Bancshares, Inc., Series H, 4.500%, Perpetual	2,275	46,592	0.05%
JPMorgan Chase & Co.
Series JJ, 4.550%, Perpetual	1,900	40,280	0.05%
Series LL, 4.625%, Perpetual	1,875	40,294	0.05%
KeyCorp
Series G, 5.625%, Perpetual	535	13,364	0.02%
Series F, 5.650%, Perpetual	755	18,694	0.02%
Series E, 6.125% to 12/15/2026 then 3 Month LIBOR USD + 3.892%, Perpetual (c)	512	13,327	0.02%
MetLife, Inc., Series F, 4.750%, Perpetual	1,725	39,623	0.05%
Morgan Stanley
Series O, 4.250%, Perpetual	2,365	47,158	0.05%
Series K, 5.850% to 04/15/2027 then 3 Month LIBOR USD + 3.491%, Perpetual (c)	735	18,485	0.02%
Series I, 6.375% to 10/15/2024 then 3 Month LIBOR USD + 3.708%, Perpetual (c)	790	20,192	0.02%
PacWest Bancorp, Series A, 7.750% to 09/01/2027 then 5 Year CMT Rate + 4.820%, Perpetual (c)	350	9,058	0.01%
Regions Financial Corp.
Series E, 4.450%, Perpetual	1,960	39,337	0.04%
Series C, 5.700% to 05/15/2029 then 3 Month LIBOR USD + 3.148%, Perpetual (c)	1,035	25,741	0.03%
Signature Bank, Series A, 5.000%, Perpetual	1,660	31,474	0.04%
State Street Corp., Series D, 5.900% to 03/15/2024 then 3 Month LIBOR USD + 3.108%, Perpetual (c)	1,975	50,323	0.06%
SVB Financial Group, Series A, 5.250%, Perpetual	1,185	25,478	0.03%
Synchrony Financial, Series A, 5.625%, Perpetual	1,815	35,955	0.04%
Synovus Financial Corp.
Series E, 5.875% to 07/01/2024 then 5 Year CMT Rate + 4.127%, Perpetual (c)	860	21,302	0.02%
Series D, 6.300% to 06/21/2023 then 3 Month LIBOR USD + 3.352%, Perpetual (c)	740	18,426	0.02%
Texas Capital Bancshares, Inc., Series B, 5.750%, Perpetual	695	15,777	0.02%
The Allstate Corp., Series H, 5.100%, Perpetual	1,120	26,902	0.03%
The Charles Schwab Corp., Series J, 4.450%, Perpetual	1,495	32,456	0.04%
The Goldman Sachs Group, Inc.
Series J, 5.500% to 05/10/2023 then 3 Month LIBOR USD + 3.640%, Perpetual (c)	955	23,827	0.03%
Series K, 6.375% to 05/10/2024 then 3 Month LIBOR USD + 3.550%, Perpetual (c)	895	23,163	0.03%
Truist Financial Corp.
Series R, 4.750%, Perpetual	2,190	48,618	0.06%
Series O, 5.250%, Perpetual	1,625	39,293	0.04%
US Bancorp
Series O, 4.500%, Perpetual	1,295	27,894	0.03%
Series B, 5.392% to 03/02/2023 then 3 Month LIBOR USD + 0.600%, Perpetual (c)	1,970	40,188	0.05%
Voya Financial, Inc., Series B, 5.350% to 09/15/2029 then 5 Year CMT Rate + 3.210%, Perpetual (c)	1,205	30,366	0.03%
Washington Federal, Inc., Series A, 4.875%, Perpetual	1,395	28,305	0.03%
Wells Fargo & Co.
Series Z, 4.750%, Perpetual	1,930	40,974	0.05%
Series R, 6.625% to 03/15/2024 then 3 Month LIBOR USD + 3.690%, Perpetual (c)	1,505	38,152	0.04%
		1,658,323	1.90%
Total Preferred Stocks (Cost $1,937,866)		1,779,210	2.04%

REITS - 2.61%
Financials - 0.20%
Annaly Capital Management Inc, Series I, 6.750% to 06/30/2024 then 3 Month LIBOR USD + 4.989%, Perpetual (c)	1,195	27,784	0.03%
Apollo Commercial Real Estate Finance, Inc.	3,130	38,092	0.04%
Chimera Investment Corp.	2,930	21,360	0.03%
Chimera Investment Corp.
Series C, 7.750% to 09/30/2025 then 3 Month LIBOR USD + 4.743%, Perpetual (c)	1,565	31,957	0.04%
Series B, 8.000% to 03/30/2024 then 3 Month LIBOR USD + 5.791%, Perpetual (c)	775	17,337	0.02%
Starwood Property Trust, Inc.	1,805	37,706	0.04%
		174,236	0.20%
Real Estate - 2.41%
Kimco Realty Corp., Series M, 5.250%, Perpetual	1,105	26,122	0.03%
Public Storage, Series P, 4.000%, Perpetual	1,185	22,728	0.03%
STORE Capital Corp.	63,661	2,050,521	2.35%
		2,099,371	2.41%
Total REITS (Cost $1,791,333)		2,273,607	2.61%

CORPORATE BONDS - 16.30%
Communication Services - 1.28%
AT&T, Inc., 4.250%, 03/01/2027	980,000	973,543	1.12%
T-Mobile USA, Inc., 3.875%, 04/15/2030	150,000	140,174	0.16%
		1,113,717	1.28%
Consumer Discretionary - 0.76%
Lowe’s Companies, Inc., 2.625%, 04/01/2031	325,000	278,830	0.32%
Starbucks Corp., 3.500%, 03/01/2028	400,000	382,053	0.44%
		660,883	0.76%
Energy - 1.58%
Canadian Natural Resources Ltd., 3.900%, 02/01/2025 (b)	1,000,000	978,214	1.12%
The Williams Companies, Inc., 2.600%, 03/15/2031	475,000	401,427	0.46%
		1,379,641	1.58%
Financials - 7.57%
Aflac, Inc., 3.600%, 04/01/2030	300,000	284,910	0.33%
Bank of America Corp., 2.299% to 07/21/2031 then SOFR + 1.220%, 07/21/2032 (c)	575,000	466,922	0.54%
Dell International LLC / EMC Corp., 5.450%, 06/15/2023	322,000	322,404	0.37%
Fifth Third Bancorp, 3.650%, 01/25/2024	225,000	222,289	0.26%
General Motors Financial Co, Inc., 3.700%, 05/09/2023	1,075,000	1,071,061	1.23%
Huntington Bancshares, Inc.
2.550%, 02/04/2030	525,000	449,883	0.52%
4.000%, 05/15/2025	365,000	358,152	0.41%
JPMorgan Chase & Co., 2.069% to 06/01/2028 then SOFR + 1.015%, 06/01/2029 (c)	325,000	281,272	0.32%
Marsh & McLennan Cos, Inc., 4.375%, 03/15/2029	275,000	271,273	0.31%
Morgan Stanley
1.593% to 05/04/2026 then SOFR + 0.879%, 05/04/2027 (c)	295,000	264,867	0.30%
2.239% to 07/21/2031 then SOFR + 1.178%, 07/21/2032 (c)	330,000	266,692	0.31%
Prudential Financial, Inc., 3.878%, 03/27/2028	260,000	254,600	0.29%
Regions Financial Corp., 1.800%, 08/12/2028	325,000	282,561	0.32%
State Street Corp., 4.821% to 01/26/2033 then SOFR + 1.567, 01/26/2034 (c)	175,000	175,646	0.20%
Synchrony Financial, 3.950%, 12/01/2027	650,000	599,904	0.69%
The Goldman Sachs Group, Inc., 4.223% to 05/01/2028 then 3 Month LIBOR USD + 1.301%, 05/01/2029 (c)	300,000	288,990	0.33%
Willis North America, Inc., 3.600%, 05/15/2024	750,000	734,238	0.84%
		6,595,664	7.57%
Health Care - 1.96%
Edwards Lifesciences Corp., 4.300%, 06/15/2028	700,000	687,045	0.79%
Evernorth Health, Inc., 3.500%, 06/15/2024	700,000	683,272	0.78%
Regeneron Pharmaceuticals, Inc., 1.750%, 09/15/2030	425,000	341,459	0.39%
		1,711,776	1.96%
Industrials - 0.77%
Boeing Co., 2.196%, 02/04/2026	225,000	207,665	0.24%
General Electric Co., 3.625%, 05/01/2030	380,000	344,262	0.40%
Timken Co/The, 6.875%, 05/08/2028	110,000	115,845	0.13%
		667,772	0.77%
Information Technology - 2.38%
Autodesk, Inc., 2.850%, 01/15/2030	675,000	597,079	0.69%
Broadcom, Inc., 4.110%, 09/15/2028	425,000	409,465	0.47%
International Business Machines Corp.
2.200%, 02/09/2027	125,000	114,697	0.13%
2.720%, 02/09/2032	325,000	281,769	0.32%
PayPal Holdings, Inc., 2.850%, 10/01/2029	750,000	674,193	0.77%
		2,077,203	2.38%
Total Corporate Bonds (Cost $15,413,254)		14,206,656	16.30%

MORTGAGE BACKED SECURITIES - 2.54%
Fannie Mae Pool
3.000%, 10/01/2043	821,329	772,368	0.89%
3.500%, 01/01/2042	154,472	149,150	0.17%
6.000%, 10/01/2037	75,694	78,389	0.09%
Fannie Mae REMICS
Series 2013-52, 1.250%, 06/25/2043	39,356	33,330	0.04%
Series 2012-16, 2.000%, 11/25/2041	37,810	34,081	0.04%
Freddie Mac Gold Pool
3.000%, 05/01/2042	436,546	410,926	0.47%
3.000%, 09/01/2042	550,334	518,042	0.59%
5.500%, 04/01/2037	30,722	32,301	0.04%
Freddie Mac REMICS
Series 4146, 1.500%, 10/15/2042	13,600	13,003	0.01%
Series 4309, 2.000%, 10/15/2043	34,490	31,720	0.04%
Series 3870, 2.750%, 01/15/2041	11,737	11,318	0.01%
Series 4322, 3.000%, 05/15/2043	51,157	49,391	0.06%
Government National Mortgage Association, Series 2013-24, 1.750%, 02/16/2043	84,551	74,930	0.09%
Total Mortgage Backed Securities (Cost $2,346,356)		2,208,949	2.54%

U.S. TREASURY OBLIGATIONS - 9.82%
U.S. Treasury Notes - 9.82%
0.250%, 08/31/2025	1,250,000	1,136,182	1.30%
0.625%, 03/31/2027	450,000	397,055	0.46%
0.750%, 04/30/2026	1,500,000	1,358,965	1.56%
1.000%, 07/31/2028	500,000	434,727	0.50%
1.250%, 12/31/2026	625,000	568,335	0.65%
1.250%, 04/30/2028	425,000	376,839	0.43%
1.500%, 02/15/2025	200,000	189,484	0.22%
1.500%, 11/30/2028	75,000	66,653	0.08%
1.875%, 07/31/2026	1,550,000	1,453,064	1.67%
2.500%, 03/31/2027	200,000	190,547	0.22%
2.625%, 04/15/2025	300,000	290,496	0.33%
2.750%, 08/15/2032	750,000	703,769	0.81%
3.000%, 10/31/2025	450,000	438,618	0.50%
4.125%, 09/30/2027	350,000	356,556	0.41%
4.250%, 09/30/2024	600,000	598,465	0.68%
Total U.S. Treasury Obligations (Cost $9,172,235)		8,559,755	9.82%

INVESTMENT COMPANIES (EXCLUDING MONEY MARKET FUNDS) - 0.55%
Financials - 0.55%
Ares Capital Corp.	1,995	38,643	0.04%
Bain Capital Specialty Finance, Inc.	2,655	35,471	0.04%
BlackRock TCP Capital Corp.	3,015	39,888	0.05%
Carlyle Secured Lending, Inc.	2,935	44,172	0.05%
FS KKR Capital Corp.	1,865	36,666	0.04%
Golub Capital BDC, Inc.	2,775	38,018	0.04%
Hercules Capital, Inc.	2,325	33,038	0.04%
MidCap Financial Investment Corp.	3,225	40,054	0.05%
Monroe Capital Corp.	4,000	33,040	0.04%
New Mountain Finance Corp.	3,130	40,440	0.05%
Oaktree Specialty Lending Corp.	1,910	38,219	0.04%
Sixth Street Specialty Lending, Inc.	1,825	34,949	0.04%
TriplePoint Venture Growth BDC Corp.	2,500	29,375	0.03%
Total Investment Companies (Excluding Money Market Funds) (Cost $550,539)		481,973	0.55%

SHORT-TERM INVESTMENTS - 2.01%
Money Market Funds - 2.01%
First American Government Obligations Fund, Institutional Class, 4.14% (d)	1,752,234	1,752,234	2.01%
Total Short-Term Investments (Cost $1,752,234)		1,752,234	2.01%

Total Investments (Cost $65,827,467) - 99.87%		87,037,982	99.87%
Other Assets in Excess of Liabilities - 0.13%		117,351	0.13%
TOTAL NET ASSETS - 100.00%		$87,155,333	100.00%

Percentages are stated as a percent of net assets.

ADR — American Depository Receipt
CMT — Constant Maturity Treasury
LIBOR — London Interbank Offered Rate
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
(a) Non-income-producing security.
(b) U.S.-traded security of a foreign corporation.
(c) Variable rate security; rate disclosed is the current rate as of January 31, 2023.
(d) The rate listed is the fund’s seven-day yield as of January 31, 2023.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s Financial Services LLC. It has been licensed for use by the Hennessy Funds.

Summary of Fair Value Exposure as of January 31, 2023
The Fund follows its valuation policies and procedures in determining its net asset value (“NAV”) and, in preparing these financial statements, the fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available generally are valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The Nasdaq Stock Market (“Nasdaq”) generally are valued at the Nasdaq Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available generally are valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a foreign security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, generally are priced at the ending NAV provided by the applicable mutual fund’s service agent and are classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above for equity securities. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeds 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

If market quotations are not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security, any security or other asset will be valued at its fair value in accordance with Rule 2a-5 under the 1940 Act as determined under the fair value procedures of Hennessy Advisors, Inc., the Fund’s investment advisor (the “Advisor”), subject to oversight by the Board of Trustees of the Fund (the “Board”). Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria considered in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy. The Advisor will regularly evaluate, with the assistance of the Valuation and Liquidity Committee, whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application of such procedures.

The fair value of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. Using fair value pricing means the Fund’s NAV reflects the affected portfolio securities’ values as determined by the Board or its designee, pursuant to the fair value pricing procedures adopted by the Board, instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair value hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when a shareholder is unable to purchase or redeem Fund shares.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair value hierarchy of the Fund’s securities as of January 31, 2023, are as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$3,904,217	$–	$–	$3,904,217
Consumer Discretionary	9,789,364	–	–	9,789,364
Consumer Staples	5,349,198	–	–	5,349,198
Energy	158,912	–	–	158,912
Financials	11,681,945	–	–	11,681,945
Health Care	2,875,134	–	–	2,875,134
Industrials	5,247,554	–	–	5,247,554
Information Technology	11,228,326	–	–	11,228,326
Materials	5,540,948	–	–	5,540,948
Total Common Stocks	$55,775,598	$–	$–	$55,775,598

Preferred Stocks
Communication Services	$59,662	$–	$–	$59,662
Consumer Discretionary	28,003	–	–	28,003
Consumer Staples	33,222	–	–	33,222
Financials	1,658,323	–	–	1,658,323
Total Preferred Stocks	$1,779,210	$–	$–	$1,779,210

REITS
Financials	$174,236	$–	$–	$174,236
Real Estate	2,099,371	–	–	2,099,371
Total REITS	$2,273,607	$–	$–	$2,273,607

Corporate Bonds
Communication Services	$–	$1,113,717	$–	$1,113,717
Consumer Discretionary	–	660,883	–	660,883
Energy	–	1,379,641	–	1,379,641
Financials	–	6,595,664	–	6,595,664
Health Care	–	1,711,776	–	1,711,776
Industrials	–	667,772	–	667,772
Information Technology	–	2,077,203	–	2,077,203
Total Corporate Bonds	$–	$14,206,656	$–	$14,206,656

Mortgage-Backed Securities
Federal Agency Mortgage-Backed Obligations	$–	$2,208,949	$–	$2,208,949
Total Mortgage-Backed Securities	$–	$2,208,949	$–	$2,208,949

U.S. Treasury Obligations
U.S. Treasury Notes	$–	$8,559,755	$–	$8,559,755
Total U.S. Treasury Obligations	$–	$8,559,755	$–	$8,559,755

Investment Companies (Excluding Money Market Funds)
Financials	$481,973	$–	$–	$481,973
Total Investment Companies (Excluding Money Market Funds)	$481,973	$–	$–	$481,973

Short-Term Investments
Money Market Funds	$1,752,234	$–	$–	$1,752,234
Total Short-Term Investments	$1,752,234	$–	$–	$1,752,234

Total Investments	$62,062,622	$24,975,360	$–	$87,037,982